Trade and Other payables	9 Months Ended
Jun. 30, 2025
Trade and Other payables
Trade and Other payables
8.	Trade and Other payables

	June 30, 2025	September 30, 2024
Trade payables	7,167	7,073
Accruals	2,188	1,745
Employee payables	475	655
	9,830	9,473

Warranty provision continuity schedule is as follows:

	June 30, 2025	September 30, 2024
Opening provision	1,072	250
Utilised during the period	(509)	(672)
Provided during the period	534	1,494
Closing balance	1,097	1,072